Accounts receivable, net - Allowance for doubtful accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Analysis of the allowance for doubtful accounts
Balance at beginning of year	$ 18,749	¥ 117,602	¥ 100,894	¥ 83,835
Charged to allowance for doubtful accounts	5,056	31,716	29,574	20,251
Write-off charged against the allowance for the year	(3,408)	(21,378)	(12,866)	(3,192)
Balance at end of year	$ 20,397	¥ 127,940	¥ 117,602	¥ 100,894